3. ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions Tables
Schedule of acquistions
Cash	$ 385,628
Advances for bareboat contract	500,000
Escrow account	99,965
Total assets acquired	$ 985,593

Stock subscription liability	$ 1,000,000
Total liabilities acquired	$ 1,000,000

Series A preferred shares issued for asset purchase agreement with Boston Carriers LTD	$ 185
Additional paid-in capital	$ (14,592)